Intangible Assets, Net (Details) - Schedule of estimated future amortization expense	Dec. 31, 2022 USD ($)
Schedule of estimated future amortization expense [Abstract]
2023	$ 160,446
2024	160,446
2025	160,446
2026	160,446
2027	160,446
2028 and Thereafter	4,067,424
Amortization expense	$ 4,869,654